LEASES (Schedule of Supplemental Balance Sheet Information Related to Operating Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Operating lease ROU assets	$ 22,484
Operating lease liabilities, current	5,925
Operating lease liabilities, long-term	$ 18,579
Weighted average remaining lease term (in years)	4 years 9 months 18 days
Weighted average discount rate	1.70%